Income Taxes - Schedule of Cash Paid for Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cash Paid for Income Taxes [Abstract]
U.S. federal	$ 29,510
U.S. state and local	6,991
Total cash paid for income taxes	$ 36,501